Average Annual Total Returns - Allspring Municipal Fixed Income Funds			12 Months Ended	60 Months Ended	120 Months Ended
		Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
California Limited-Term Tax-Free Fund | Bloomberg California Municipal 1-5 Year Blend Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			4.34%	1.24%	1.58%
California Limited-Term Tax-Free Fund | Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			4.25%	0.80%	2.34%
California Limited-Term Tax-Free Fund | A
Prospectus [Line Items]
Average Annual Return, Percent			2.03%	0.65%	1.09%
Performance Inception Date		Nov. 18, 1992
California Limited-Term Tax-Free Fund | A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			2.02%	0.64%	1.08%
Performance Inception Date		Nov. 18, 1992
California Limited-Term Tax-Free Fund | A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			2.09%	0.92%	1.24%
Performance Inception Date		Nov. 18, 1992
California Limited-Term Tax-Free Fund | Institutional
Prospectus [Line Items]
Average Annual Return, Percent			4.49%	1.36%	1.60%
Performance Inception Date		Oct. 31, 2014
California Tax-Free Fund | Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			4.25%	0.80%	2.34%
California Tax-Free Fund | Bloomberg California Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			4.11%	0.76%	2.29%
California Tax-Free Fund | A
Prospectus [Line Items]
Average Annual Return, Percent			(2.52%)	(0.84%)	1.18%
Performance Inception Date		Oct. 06, 1988
California Tax-Free Fund | A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(2.52%)	(0.86%)	1.16%
Performance Inception Date		Oct. 06, 1988
California Tax-Free Fund | A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			(0.18%)	0.02%	1.57%
Performance Inception Date		Oct. 06, 1988
California Tax-Free Fund | C
Prospectus [Line Items]
Average Annual Return, Percent			0.34%	(0.67%)	1.04%
Performance Inception Date		Jul. 01, 1993
California Tax-Free Fund | Institutional
Prospectus [Line Items]
Average Annual Return, Percent			2.35%	0.35%	1.92%
Performance Inception Date		Oct. 31, 2014
High Yield Municipal Bond Fund | Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			4.25%	0.80%	2.34%
High Yield Municipal Bond Fund | Bloomberg High Yield Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			2.46%	2.18%	4.35%
High Yield Municipal Bond Fund | A
Prospectus [Line Items]
Average Annual Return, Percent			(2.23%)	0.28%	2.38%
Performance Inception Date		Jan. 31, 2013
High Yield Municipal Bond Fund | A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(2.25%)	0.22%	2.31%
Performance Inception Date		Jan. 31, 2013
High Yield Municipal Bond Fund | A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			0.40%	1.08%	2.67%
Performance Inception Date		Jan. 31, 2013
High Yield Municipal Bond Fund | C
Prospectus [Line Items]
Average Annual Return, Percent			0.61%	0.43%	2.24%
Performance Inception Date		Jan. 31, 2013
High Yield Municipal Bond Fund | R6
Prospectus [Line Items]
Average Annual Return, Percent	[1]		2.57%	1.47%	3.14%
Performance Inception Date	[1]	Jul. 31, 2018
High Yield Municipal Bond Fund | Institutional
Prospectus [Line Items]
Average Annual Return, Percent			2.74%	1.45%	3.11%
Performance Inception Date		Jan. 31, 2013
Intermediate Tax/AMT-Free Fund | Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			4.25%	0.80%	2.34%
Intermediate Tax/AMT-Free Fund | Bloomberg Municipal Bond 1-15 Year Blend Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			5.18%	1.16%	2.27%
Intermediate Tax/AMT-Free Fund | A
Prospectus [Line Items]
Average Annual Return, Percent			0.88%	0.37%	1.58%
Performance Inception Date		Jul. 31, 2007
Intermediate Tax/AMT-Free Fund | A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			0.84%	0.34%	1.38%
Performance Inception Date		Jul. 31, 2007
Intermediate Tax/AMT-Free Fund | A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			1.65%	0.84%	1.57%
Performance Inception Date		Jul. 31, 2007
Intermediate Tax/AMT-Free Fund | C
Prospectus [Line Items]
Average Annual Return, Percent			2.21%	0.22%	1.29%
Performance Inception Date		Jul. 31, 2007
Intermediate Tax/AMT-Free Fund | R6
Prospectus [Line Items]
Average Annual Return, Percent	[2]		4.37%	1.32%	2.20%
Performance Inception Date	[2]	Jul. 31, 2018
Intermediate Tax/AMT-Free Fund | Institutional
Prospectus [Line Items]
Average Annual Return, Percent			4.32%	1.25%	2.16%
Performance Inception Date		Mar. 31, 2008
Minnesota Tax-Free Fund | Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			4.25%	0.80%	2.34%
Minnesota Tax-Free Fund | Bloomberg Minnesota Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			4.63%	0.68%	2.05%
Minnesota Tax-Free Fund | A
Prospectus [Line Items]
Average Annual Return, Percent			(0.97%)	(0.28%)	1.29%
Performance Inception Date		Jan. 12, 1988
Minnesota Tax-Free Fund | A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(0.98%)	(0.30%)	1.26%
Performance Inception Date		Jan. 12, 1988
Minnesota Tax-Free Fund | A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			0.57%	0.30%	1.51%
Performance Inception Date		Jan. 12, 1988
Minnesota Tax-Free Fund | Institutional
Prospectus [Line Items]
Average Annual Return, Percent	[3]		4.02%	0.99%	2.09%
Performance Inception Date	[3]	Oct. 31, 2016
Municipal Bond Fund | Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			4.25%	0.80%	2.34%
Municipal Bond Fund | A
Prospectus [Line Items]
Average Annual Return, Percent			(1.75%)	(0.30%)	1.72%
Performance Inception Date		Apr. 08, 2005
Municipal Bond Fund | A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(1.76%)	(0.32%)	1.67%
Performance Inception Date		Apr. 08, 2005
Municipal Bond Fund | A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			0.19%	0.36%	1.92%
Performance Inception Date		Apr. 08, 2005
Municipal Bond Fund | C
Prospectus [Line Items]
Average Annual Return, Percent			1.08%	(0.16%)	1.57%
Performance Inception Date		Apr. 08, 2005
Municipal Bond Fund | R6
Prospectus [Line Items]
Average Annual Return, Percent	[4]		3.23%	0.98%	2.53%
Performance Inception Date	[4]	Jul. 31, 2018
Municipal Bond Fund | Admin
Prospectus [Line Items]
Average Annual Return, Percent			3.00%	0.74%	2.33%
Performance Inception Date		Apr. 08, 2005
Municipal Bond Fund | Institutional
Prospectus [Line Items]
Average Annual Return, Percent			3.07%	0.91%	2.48%
Performance Inception Date		Mar. 31, 2008
Pennsylvania Tax-Free Fund | Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			4.25%	0.80%	2.34%
Pennsylvania Tax-Free Fund | Bloomberg Pennsylvania Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			4.34%	0.87%	2.54%
Pennsylvania Tax-Free Fund | A
Prospectus [Line Items]
Average Annual Return, Percent			(1.52%)	(0.20%)	1.46%
Performance Inception Date		Dec. 27, 1990
Pennsylvania Tax-Free Fund | A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(1.53%)	(0.22%)	1.44%
Performance Inception Date		Dec. 27, 1990
Pennsylvania Tax-Free Fund | A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			0.34%	0.46%	1.76%
Performance Inception Date		Dec. 27, 1990
Pennsylvania Tax-Free Fund | Institutional
Prospectus [Line Items]
Average Annual Return, Percent			3.41%	0.97%	2.18%
Performance Inception Date		Nov. 24, 1997
Short-Term Municipal Bond Fund | Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			4.25%	0.80%	2.34%
Short-Term Municipal Bond Fund | Bloomberg 1-3 Year Composite Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			3.79%	1.51%	1.62%
Short-Term Municipal Bond Fund | A
Prospectus [Line Items]
Average Annual Return, Percent			1.66%	1.07%	1.27%
Performance Inception Date		Jul. 18, 2008
Short-Term Municipal Bond Fund | A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			1.66%	1.06%	1.19%
Performance Inception Date		Jul. 18, 2008
Short-Term Municipal Bond Fund | A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			1.97%	1.23%	1.27%
Performance Inception Date		Jul. 18, 2008
Short-Term Municipal Bond Fund | C
Prospectus [Line Items]
Average Annual Return, Percent			1.94%	0.72%	0.87%
Performance Inception Date		Jan. 31, 2003
Short-Term Municipal Bond Fund | R6
Prospectus [Line Items]
Average Annual Return, Percent	[5]		3.90%	1.74%	1.73%
Performance Inception Date	[5]	Jul. 31, 2018
Short-Term Municipal Bond Fund | Institutional
Prospectus [Line Items]
Average Annual Return, Percent			3.85%	1.69%	1.69%
Performance Inception Date		Mar. 31, 2008
Strategic Municipal Bond Fund | Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			4.25%	0.80%	2.34%
Strategic Municipal Bond Fund | Bloomberg Short-Intermediate Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			5.01%	1.22%	1.98%
Strategic Municipal Bond Fund | A
Prospectus [Line Items]
Average Annual Return, Percent			(0.63%)	0.34%	1.48%
Performance Inception Date		Dec. 01, 1994
Strategic Municipal Bond Fund | A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(0.66%)	0.32%	1.42%
Performance Inception Date		Dec. 01, 1994
Strategic Municipal Bond Fund | A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			0.62%	0.70%	1.52%
Performance Inception Date		Dec. 01, 1994
Strategic Municipal Bond Fund | C
Prospectus [Line Items]
Average Annual Return, Percent			1.87%	0.44%	1.29%
Performance Inception Date		Aug. 18, 1997
Strategic Municipal Bond Fund | R6
Prospectus [Line Items]
Average Annual Return, Percent	[6]		4.03%	1.57%	2.22%
Performance Inception Date	[6]	Jul. 31, 2018
Strategic Municipal Bond Fund | Institutional
Prospectus [Line Items]
Average Annual Return, Percent			3.98%	1.50%	2.23%
Performance Inception Date		Nov. 30, 2012
Ultra Short-Term Municipal Income Fund | Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			4.25%	0.80%	2.34%
Ultra Short-Term Municipal Income Fund | Ultra Short-Term Municipal Income Blended Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[7]		3.01%	2.01%	1.57%
Ultra Short-Term Municipal Income Fund | Bloomberg 1 Year Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			3.47%	1.73%	1.58%
Ultra Short-Term Municipal Income Fund | A
Prospectus [Line Items]
Average Annual Return, Percent			1.32%	1.43%	1.15%
Performance Inception Date		Oct. 02, 2000
Ultra Short-Term Municipal Income Fund | A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			1.31%	1.42%	1.09%
Performance Inception Date		Oct. 02, 2000
Ultra Short-Term Municipal Income Fund | A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			1.92%	1.47%	1.11%
Performance Inception Date		Oct. 02, 2000
Ultra Short-Term Municipal Income Fund | A2
Prospectus [Line Items]
Average Annual Return, Percent	[8]		3.46%	1.90%	1.39%
Performance Inception Date	[8]	May 29, 2020
Ultra Short-Term Municipal Income Fund | R6
Prospectus [Line Items]
Average Annual Return, Percent	[9]		3.66%	2.13%	1.66%
Performance Inception Date	[9]	Jul. 31, 2018
Ultra Short-Term Municipal Income Fund | Institutional
Prospectus [Line Items]
Average Annual Return, Percent			3.61%	2.08%	1.62%
Performance Inception Date		Jul. 31, 2000
Wisconsin Tax-Free Fund | Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			4.25%	0.80%	2.34%
Wisconsin Tax-Free Fund | Bloomberg Wisconsin Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			5.20%	0.98%	2.23%
Wisconsin Tax-Free Fund | A
Prospectus [Line Items]
Average Annual Return, Percent			(0.18%)	0.15%	1.56%
Performance Inception Date		Mar. 31, 2008
Wisconsin Tax-Free Fund | A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(0.25%)	0.12%	1.53%
Performance Inception Date		Mar. 31, 2008
Wisconsin Tax-Free Fund | A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			1.01%	0.63%	1.71%
Performance Inception Date		Mar. 31, 2008
Wisconsin Tax-Free Fund | Institutional
Prospectus [Line Items]
Average Annual Return, Percent	[10]		4.67%	1.24%	2.19%
Performance Inception Date	[10]	Oct. 31, 2016

[1]
1.	Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.

[2]
1.	Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.

[3]
1.	Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the former Administrator Class shares, and includes the higher expenses applicable to the former Administrator Class shares. If these expenses had not been included, returns for the Institutional Class shares would be higher.

[4]
1.	Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.

[5]
1.	Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.

[6]
1.	Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the former Administrator Class shares, and includes the higher expenses applicable to the former Administrator Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.

[7]
3.	Source: Allspring Funds Management, LLC. The Ultra Short-Term Municipal Income Blended Index is composed 50% of the Bloomberg 1 Year Municipal Bond Index and 50% of the iMoneyNet Tax-Free National Institutional Money Market Funds Average. You cannot invest directly in an index.

[8]
2.	Historical performance shown for the Class A2 shares prior to their inception reflects the performance of the Class A shares, and includes the higher expenses and/or sales charges applicable to the Class A shares. If these expenses and/or sales charges had not been included, returns for the Class A2 shares would be higher.

[9]
1.	Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.

[10]
1.	Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Class A shares, and includes the higher expenses applicable to the Class A shares. If these expenses had not been included, returns for the Institutional Class shares would be higher.